Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2013
Marketable Securities
Schedule of marketable securities held

Our marketable securities held as of June 30, 2013 are summarized below:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
U.S. government agency securities	$3,999,000	$—	$(3,000)	$3,996,000
Corporate debt securities:
Financial	21,944,000	—	(21,000)	21,923,000
Industrial	4,017,000	—	(4,000)	4,013,000
Other	2,027,000	—	(3,000)	2,024,000

Total available-for-sale securities	$31,987,000	$—	$(31,000)	$31,956,000

Schedule of maturities of marketable securities available-for-sale

The maturities of our marketable securities available-for-sale as of June 30, 2013 are as follows:

	Amortized Cost	Estimated Fair Value
Mature in one year or less	$21,749,000	$21,734,000
Mature after one year through two years	10,238,000	10,222,000

	$31,987,000	$31,956,000